Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment

A summary of premises and equipment follows (in thousands):

	At December 31,
	2016	2015
Land	$690	690
Building	2,461	2,449
Leasehold improvements	411	377
Furniture, fixtures and equipment	993	930
Computer and software	1,943	1,723
Construction in progress	1,181	275

Total, at cost	7,679	6,444
Less accumulated depreciation and amortization	(2,750)	(2,222)

Premises and equipment, net	$4,929	4,222

Schedule of Future Minimum Rental Commitments	Future minimum rental commitments, including renewal options, are as follows (in thousands):

Year Ending December 31,	Amount
2017	$155
2018	86
2019	86
2020	86
2021	86
Thereafter	482

$981